Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of treasury share

Treasury shares as of December 31, 2018 and 2017 are as follows:

(In millions of won, except for share data)
	December 31, 2018		December 31, 2017
Number of shares(*)		8,875,883	10,136,551
Acquisition cost	￦	1,979,475	2,260,626

(*)	The number of treasury shares have decreased by 1,260,668 due to the comprehensive stock exchange transaction with SK Holdings Co., Ltd. (See note 12)